Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,454,000
Previously Paid Amount	0.00
Total Fee Amount	891.30
Total Offset Amount	0.00
Net Fee	891.30
Narrative - Max Aggregate Offering Price	$ 6,454,000
Final Prospectus	true